Document and Entity Information	6 Months Ended
Jun. 30, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	LENDWAY, INC.
Entity Central Index Key	0000875355
Amendment Flag	false